Research and development expenses (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Research and Development Expenses [Abstract]
Labour	$ 1,151,195	$ 841,866	$ 2,341,224	$ 1,527,434
Materials	1,145,503	879,798	1,599,029	1,759,972
Government grants	(381,193)	(3,065)	(381,193)	(8,630)
Research and development expense	$ 1,915,505	$ 1,718,599	$ 3,559,060	$ 3,278,776